INCOME TAXES (Detail Textuals) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Statutory income tax rate	26.00%	26.00%	26.00%
Operating loss carryforwards	$ 12,793,000	$ 10,734,000